VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 17.8%
48,660	(1)	Alphabet, Inc. - Class A	$59,420,673	3.2
47,486	(1)	Alphabet, Inc. - Class C	57,885,434	3.1
571,551	(1)	Facebook, Inc. - Class A	101,781,802	5.5
63,927	(1)	IAC/InterActiveCorp	13,934,168	0.8
1,675	(2)	Match Group, Inc.	119,662	0.0
90,008	(1)	Netflix, Inc.	24,087,941	1.3
881,500		Tencent Holdings Ltd.	36,871,314	2.0
601,600	(1),(2)	Tencent Music Entertainment Group ADR	7,682,432	0.4
219,450		Walt Disney Co.	28,598,724	1.5
			330,382,150	17.8

		Consumer Discretionary: 21.1%
295,922	(1)	Alibaba Group Holding Ltd. ADR	49,487,036	2.7
87,430	(1)	Amazon.com, Inc.	151,770,611	8.1
260,226		Aptiv PLC	22,748,957	1.2
9,149	(1),(2)	Booking Holdings, Inc.	17,955,919	1.0
45,800		Dollar General Corp.	7,279,452	0.4
156,538	(1)	Dollar Tree, Inc.	17,870,378	1.0
493,754		Dollarama, Inc.	17,676,531	0.9
109,704	(2)	Ferrari NV	16,904,289	0.9
226,408		Las Vegas Sands Corp.	13,077,326	0.7
46,337		McDonald's Corp.	9,949,017	0.5
9,350	(1)	MercadoLibre, Inc.	5,154,001	0.3
339,740		MGM Resorts International	9,417,593	0.5
231,464		Nike, Inc.	21,739,099	1.2
2,462	(1)	NVR, Inc.	9,152,116	0.5
86,892		Restaurant Brands International, Inc.	6,181,497	0.3
4,135	(1)	Ulta Beauty, Inc.	1,036,438	0.1
144,420		Wynn Resorts Ltd.	15,701,342	0.8
			393,101,602	21.1

		Consumer Staples: 0.7%
164,433		Philip Morris International, Inc.	12,485,398	0.7

		Energy: 0.6%
64,600		Concho Resources, Inc./Midland TX	4,386,340	0.2
54,793		Pioneer Natural Resources Co.	6,891,315	0.4
			11,277,655	0.6

		Financials: 3.2%
1,134,411	(1),(3),(4)	Ant International Co., Limited- Class C	7,294,263	0.4
346,342		Charles Schwab Corp.	14,487,486	0.8
66,678		Chubb Ltd.	10,764,496	0.6
124,090		Intercontinental Exchange, Inc.	11,449,784	0.6
4,847		S&P Global, Inc.	1,187,418	0.0
325,424		TD Ameritrade Holding Corp.	15,197,301	0.8
			60,380,748	3.2

		Health Care: 12.0%
172,012	(1)	Alcon, Inc.	10,033,440	0.5
58,178	(1)	Alexion Pharmaceuticals, Inc.	5,697,953	0.3
63,721		Anthem, Inc.	15,299,412	0.8
101,773		Becton Dickinson & Co.	25,744,498	1.4
289,313	(1)	Centene Corp.	12,515,680	0.7
87,912		Cigna Corp.	13,344,163	0.7
111,030		HCA Healthcare, Inc.	13,370,233	0.7
53,014	(1)	Intuitive Surgical, Inc.	28,623,849	1.6
155,033		Stryker Corp.	33,533,638	1.8
126,956		UnitedHealth Group, Inc.	27,590,078	1.5
163,560	(1)	Vertex Pharmaceuticals, Inc.	27,710,335	1.5
37,337	(1)	WellCare Health Plans, Inc.	9,676,630	0.5
			223,139,909	12.0

		Industrials: 10.7%
207,209		Boeing Co.	78,836,808	4.2
48,799		Equifax, Inc.	6,864,555	0.4
221,875		Fortive Corp.	15,211,750	0.8
43,325		Honeywell International, Inc.	7,330,590	0.4
100,982	(2)	JB Hunt Transport Services, Inc.	11,173,658	0.6
47,917		Northrop Grumman Corp.	17,958,813	1.0
67,605		Roper Technologies, Inc.	24,107,943	1.3
232,602		TransUnion	18,866,348	1.0
81,279	(1),(4)	Uber Technologies, Inc. - Lockup Shares	2,451,375	0.1
233,594	(2)	Wabtec Corp.	16,786,065	0.9
			199,587,905	10.7

		Information Technology: 29.2%
64,392		Apple, Inc.	14,421,876	0.8
81,552	(2)	ASML Holding NV-NY REG	20,259,148	1.1
13,884	(1),(2)	Atlassian Corp. PLC	1,741,609	0.1
323,356		Fidelity National Information Services, Inc.	42,928,742	2.3
227,502	(1)	Fiserv, Inc.	23,566,932	1.3
71,369		Global Payments, Inc.	11,347,671	0.6
203,530		Hexagon AB - B Shares	9,804,058	0.5
110,162		Intuit, Inc.	29,296,482	1.6
650,104		Marvell Technology Group Ltd.	16,233,097	0.9
235,212		Mastercard, Inc. - Class A	63,876,523	3.4
787,579		Microsoft Corp.	109,497,108	5.9
155,484	(1)	PayPal Holdings, Inc.	16,106,588	0.9
183,189	(1)	Salesforce.com, Inc.	27,192,575	1.5
45,734	(1)	ServiceNow, Inc.	11,609,576	0.6
247,330	(1),(2)	Slack Technologies, Inc.	5,869,141	0.3
148,266	(1)	Splunk, Inc.	17,474,631	0.9
273,123		Symantec Corp.	6,453,896	0.4
62,980		Temenos AG	10,546,006	0.6
415,023		Visa, Inc. - Class A	71,388,106	3.8
117,213		VMware, Inc.	17,588,983	0.9
90,011	(1)	Workday, Inc.	15,298,270	0.8

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
6,045	(1),(2)	Zoom Video Communications, Inc.	$460,629	0.0
			542,961,647	29.2

		Materials: 0.8%
68,798		DowDuPont, Inc.	4,905,985	0.3
51,700	(1)	Linde Public Ltd.	10,015,324	0.5
			14,921,309	0.8

		Real Estate: 0.3%
40,866	(2)	Crown Castle International Corp.	5,680,783	0.3

		Utilities: 1.7%
65,340		NextEra Energy, Inc.	15,223,567	0.8
114,968		Sempra Energy	16,970,426	0.9
			32,193,993	1.7

	Total Common Stock
	(Cost $1,330,546,245)		1,826,113,099	98.1

PREFERRED STOCK: 1.3%
		Communication Services: 0.7%
59,241	(1),(3),(4)	AirBNB, Inc. - Series D	6,703,119	0.4
16,058	(1),(3),(4)	AirBNB, Inc. - Series E	1,816,963	0.1
68,026	(1),(3),(4)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,464,707	0.2
			11,984,789	0.7

		Consumer Discretionary: 0.1%
163,010	(1),(3),(4)	Aurora Innovation, Inc., - Series B	1,506,261	0.1

		Industrials: 0.2%
159,700	(1),(3),(4)	GM Cruise Holdings, LLC - Class F	2,914,525	0.2

		Information Technology: 0.3%
93,459	(1),(3),(4)	Magic Leap, Inc. - Series C	2,271,053	0.1
61,969	(1),(3),(4)	Magic Leap, Inc. - Series D	1,505,847	0.1
57,073	(1),(3),(4)	UiPath Inc., Series D-1	2,245,920	0.1
9,584	(1),(3),(4)	UiPath Inc., Series D-2	377,147	0.0
			6,399,967	0.3

		Real Estate: 0.0%
42,822	(1),(3),(4)	WeWork Companies, Inc. - Series E	729,259	0.0

	Total Preferred Stock
	(Cost $18,050,539)		23,534,801	1.3

	Total Long-Term Investments
	(Cost $1,348,596,784)		1,849,647,900	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper: 0.1%
775,000	(5)	BNP Paribas, 2.230%, 11/26/2019	772,574	0.1
550,000	(5)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	548,812	0.0
525,000	(5)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	524,019	0.0
			1,845,405	0.1

		Floating Rate Notes: 0.7%
253,000	(5)	Bedford Row Funding, 2.120%, 11/25/2019	252,990	0.0
525,000	(5)	Bedford Row Funding, 2.130%, 12/16/2019	524,982	0.0
425,000	(5)	Commonwealth Bank of Australia, 2.180%, 01/24/2020	425,024	0.0
300,000	(5)	Coöperatieve Rabobank U.A., 2.120%, 10/23/2019	299,992	0.0
375,000	(5)	Credit Suisse Group AG, 2.030%, 01/30/2020	375,011	0.0
600,000	(5)	Credit Suisse Group AG, 2.000%, 01/16/2020	599,964	0.1
600,000	(5)	DNB ASA, 2.140%, 12/06/2019	599,957	0.0
300,000	(5)	HSBC Holdings PLC, 2.170%, 11/08/2019	300,000	0.0
575,000	(5)	HSBC Holdings PLC, 2.180%, 12/27/2019	575,047	0.0
650,000	(5)	Lloyds Bank PLC, 2.150%, 12/10/2019	649,980	0.1
300,000	(5)	Lloyds Bank PLC, 2.170%, 01/15/2020	299,994	0.0
700,000	(5)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	699,993	0.1
400,000	(5)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	400,001	0.0
300,000	(5)	Natixis S.A., 2.140%, 11/08/2019	299,991	0.0
550,000	(5)	Natixis S.A., 2.370%, 01/24/2020	550,083	0.0
400,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	399,994	0.0
950,000	(5)	Societe Generale, 2.220%, 12/02/2019	950,015	0.1
300,000	(5)	State Street Bank & Trust Co., 2.120%, 11/15/2019	299,981	0.0
775,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.130%, 10/15/2019	774,992	0.1
500,000	(5)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	500,002	0.0
450,000	(5)	The Sumitomo Mitsui Financial Group, 2.180%, 01/10/2020	449,940	0.0
725,000	(5)	Toronto-Dominion Bank, 2.140%, 12/10/2019	724,963	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
375,000	(5)	Toronto-Dominion Bank, 2.150%, 12/23/2019	$374,993	0.0
700,000	(5)	U.S. Bancorp, 2.120%, 11/25/2019	699,950	0.1
			12,027,839	0.7

		Repurchase Agreements: 1.8%
8,085,149	(5)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $8,085,658, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $8,246,852, due 10/10/19-05/15/45)	8,085,149	0.4
11,151,587	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $11,152,320, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,374,619, due 10/25/19-07/15/61)	11,151,587	0.6
11,151,587	(5)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $11,152,326, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $11,374,620, due 08/15/22-06/20/69)	11,151,587	0.6
3,253,280	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $3,253,505, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,318,354, due 04/15/21-09/09/49)	3,253,280	0.2
			33,641,603	1.8
		Certificates of Deposit: 0.0%
375,000	(5)	The Norinchukin Bank, 2.210%, 12/05/2019
		(Cost $375,083)	375,083	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
2,395,820	(6)	T. Rowe Price Government Reserve Fund, 2.460%
		(Cost $2,395,820)	2,395,820	0.1

	Total Short-Term Investments
	(Cost $50,285,750)		50,285,750	2.7

	Total Investments in Securities (Cost $1,398,882,534)		$1,899,933,650	102.1
	Liabilities in Excess of Other Assets		(38,623,421)	(2.1)
	Net Assets		$1,861,310,229	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $33,280,439 or 1.8% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$293,510,836	$36,871,314	$–	$330,382,150
Consumer Discretionary	393,101,602	–	–	393,101,602
Consumer Staples	12,485,398	–	–	12,485,398
Energy	11,277,655	–	–	11,277,655
Financials	53,086,485	–	7,294,263	60,380,748
Health Care	213,106,469	10,033,440	–	223,139,909
Industrials	197,136,530	2,451,375	–	199,587,905
Information Technology	522,611,583	20,350,064	–	542,961,647
Materials	14,921,309	–	–	14,921,309
Real Estate	5,680,783	–	–	5,680,783
Utilities	32,193,993	–	–	32,193,993
Total Common Stock	1,749,112,643	69,706,193	7,294,263	1,826,113,099
Preferred Stock	–	–	23,534,801	23,534,801
Short-Term Investments	2,395,820	47,889,930	–	50,285,750
Total Investments, at fair value	$1,751,508,463	$117,596,123	$30,829,064	$1,899,933,650

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2019:

Investments, at fair value	Fair Value at September 30, 2019	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Impact to Valuation from an Increase in Input***
Common Stocks	$7,294,263	Recent Comparable Transaction Prices(s) Market Comparable	Discount Factor	-**	-**
		Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	10.9x	Decrease
			Enterprise Value to EBITA Multiple	15.7x - 19.9x	Decrease
			EBITA Growth Rate	56%	Decrease

Preferred Stocks	$23,534,801	Recent Comparable Transaction Price	-**	-**	-**
		Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	4.4x - 5.4x	Decrease
			Enterprise Value to Sales Multiple	3.9x - 4.8x	Decrease
			Sales Growth Rate	19% - 21%	Decrease
			Gross Profit Growth Rate	20% - 22%	Decrease
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to EBITDA Multiple	20.2x - 24.5x	Decrease
			Enterprise Value to Sales Multiple	3.2x	Decrease
			EBITDA Growth Rate	61%	Decrease
			Discount Rate for Cost of Equity	25%	Decrease
Total Investments, at fair value	$30,829,064

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2019

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$6,615,863	$21,544,211	$28,160,074
Purchases	-	7,043,853	7,043,853
Sales	(97,200)	(147,529)	(244,729)
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	37,999	57,674	95,673
Net change in unrealized appreciation/(depreciation)	896,160	(1,157,808)	(261,648)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(158,559)	(3,805,600)	(3,964,159)
Ending balance at September 30, 2019	$7,294,263	$23,534,801	$30,829,064
Total change in unrealized gain (loss) on Level 3 securities still held as of September 30, 2019	$896,160	$(1,157,808)	$(261,648)

At September 30, 2019, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,703,119
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,816,963
Ant International Co., Limited- Class C	6/7/2018	6,364,046	7,294,263
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,506,261
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	2,914,525
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	2,271,053
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,505,847
Uber Technologies, Inc. - Lockup Shares	12/3/2015	3,850,672	2,451,375
UiPath Inc., Series D-1	4/26/2019	2,245,920	2,245,920
UiPath Inc., Series D-2	4/26/2019	377,147	377,147
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	729,259
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,694	3,464,707
		$28,265,257	$33,280,439

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,402,159,450.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$537,048,013
Gross Unrealized Depreciation	(39,273,813)
Net Unrealized Appreciation	$497,774,200